Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	QUEST RESOURCE HOLDING CORPORATION
Entity Central Index Key	0001442236
Entity Emerging Growth Company	false
Entity File Number	001-36451
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	51-0665952
Entity Address, Address Line One	433 E. Las Colinas Boulevard
Entity Address, Address Line Two	Suite 675
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	464-0004
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	QRHC
Security Exchange Name	NASDAQ